Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Borrowings
Borrowings

	December 31, 2017			December 31, 2016
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:
7.375% due April 15, 2018(e)	144.2	144.2	146.4	144.2	144.2	153.8
7.50% due August 19, 2019 (Cdn$400.0)(d)(1)(7)	—	—	—	298.3	297.0	334.4
7.25% due June 22, 2020 (Cdn$275.0)(d)(7)	213.3	212.7	235.6	205.1	204.2	233.6
5.80% due May 15, 2021(d)	500.0	498.0	534.1	500.0	497.4	538.9
6.40% due May 25, 2021 (Cdn$400.0)(d)(7)	315.7	314.4	349.4	298.3	296.5	337.3
5.84% due October 14, 2022 (Cdn$450.0)(d)	359.2	362.5	397.2	335.6	339.6	373.9
4.50% due March 22, 2023 (Cdn$400.0)	319.2	316.8	333.5	298.3	295.4	310.6
4.875% due August 13, 2024(d)	300.0	296.2	313.4	300.0	295.6	297.8
4.95% due March 3, 2025 (Cdn$350.0)(d)	279.3	275.5	297.1	261.0	256.6	272.6
8.30% due April 15, 2026(e)	91.8	91.6	116.3	91.8	91.6	109.9
4.70% due December 16, 2026 (Cdn$450.0)	359.2	356.6	371.7	335.6	332.7	338.9
4.25% due December 6, 2027 (Cdn$650.0)(3)	518.8	516.2	514.7	—	—	—
7.75% due July 15, 2037(e)	91.3	90.4	114.1	91.3	90.4	104.2
Revolving credit facility	—	—	—	200.0	200.0	200.0
Purchase consideration payable due 2017 and other(2)	—	—	—	131.3	131.3	131.3
	3,492.0	3,475.1	3,723.5	3,490.8	3,472.5	3,737.2
Borrowings - insurance and reinsurance companies
Allied World senior notes:
5.50% due November 1, 2020	300.0	320.4	320.0	—	—	—
4.35% due October 29, 2025	500.0	508.4	507.3	—	—	—
Allied World revolving credit facility and other borrowings	45.0	49.2	49.2	—	—	—
OdysseyRe floating rate unsecured senior notes due 2021	90.0	89.8	93.0	90.0	89.8	94.1
Brit 6.625% subordinated notes due December 9, 2030 (£135.0)	182.6	188.5	199.0	166.8	175.9	169.0
Brit floating rate revolving credit facility(4)	45.0	45.0	45.0	—	—	—
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.4
Zenith National 8.55% debentures due August 1, 2028(d)	38.4	38.2	38.2	38.4	38.2	38.2
Advent floating rate subordinated notes due June 3, 2035(d)	48.4	47.1	47.8	46.7	45.4	41.5
Advent floating rate unsecured senior notes due 2026(d)	46.0	45.0	46.0	46.0	44.8	46.0
	1,336.8	1,373.0	1,386.9	429.3	435.5	430.2
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loan due July 11, 2018(6)	400.0	400.0	400.0	225.0	223.8	223.8
Fairfax India subsidiary borrowings	186.1	186.1	186.1	80.8	80.8	80.8
Fairfax Africa floating rate term loan due January 31, 2018(5)	150.0	150.0	150.0	—	—	—
Grivalia Properties term loans and revolving facility	160.4	160.4	160.4	—	—	—
Cara floating rate term loan due September 2, 2019 (Cdn$150.0)	119.7	119.3	119.3	111.9	111.4	111.4
Cara floating rate credit facility expiring September 2, 2021	182.8	181.7	181.7	180.5	179.1	179.1
The Keg 7.5% note due May 31, 2042 (Cdn$57.0)	45.5	45.5	45.5	42.5	42.5	42.5
The Keg floating rate revolving facility and term loan due July 2, 2020	31.9	31.7	31.7	20.9	20.7	20.7
Loans and revolving credit facilities primarily at floating rates	291.7	291.3	291.4	201.8	201.3	200.7
	1,568.1	1,566.0	1,566.1	863.4	859.6	859.0
Total debt	6,396.9	6,414.1	6,676.5	4,783.5	4,767.6	5,026.4

(a)	Principal net of unamortized issue costs and discounts (premiums).

(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).

(c)	These borrowings are non-recourse to the holding company.

(d)	Redeemable at the issuer's option at any time at certain prices specified in the instrument's offering document.

(e)	This debt has no provision for redemption prior to the contractual maturity date.

During 2017 the company and its subsidiaries completed the following debt transactions:

(1)
On December 29, 2017 the company completed an early redemption of its remaining Cdn$388.4 principal amount 7.5% unsecured senior notes due August 19, 2019 for cash consideration of $340.6 (Cdn$430.6), including accrued interest, and recognized a loss on repurchase of long term debt of $26.0 (Cdn$32.8) in other expenses in the consolidated statement of earnings.

(2)	On December 13, 2017 the company repaid $124.9 principal amount of purchase consideration payable upon maturity.

(3)
On December 4, 2017 the company completed an underwritten public offering of Cdn$650.0 principal amount of 4.25% unsecured senior notes due December 6, 2027 at an issue price of 99.992 for net proceeds after discount, commissions and expenses of $509.5 (Cdn$646.8). Commissions and expenses of $2.4 (Cdn$3.1) were included as part of the carrying value of the notes. The notes are redeemable at any time prior to September 6, 2027, at the company's option, in whole or in part, at the greater of (i) a specified redemption price based on the then current yield of a Government of Canada bond with an equal term to maturity or (ii) par, and at any time on or after September 6, 2027 at par. The company has designated these senior notes as a hedge of a portion of its net investment in its Canadian subsidiaries.

(4)	On November 29, 2017 Brit drew $45.0 on its revolving credit facility that was subsequently repaid on January 5, 2018.

(5)
On August 31, 2017 Fairfax Africa entered into a $150.0 five-month floating rate term loan and a $153.9 (2 billion South African rand) non-revolving seven-month letter of credit facility with a Canadian chartered bank that required cash collateral of $150.0 and $162.0 respectively. On December 11, 2017 the letter of credit facility was terminated with the $162.0 cash collateral released on January 12, 2018. On January 31, 2018 Fairfax Africa extended the maturity of the $150.0 term loan to August 31, 2018.

(6)
On March 31, 2017 Fairfax India repaid its floating rate secured term loan of $225.0. On July 11, 2017 Fairfax India entered into a $400.0 one-year floating rate term loan with a Canadian chartered bank and used a portion of the proceeds to fund an additional investment in Bangalore Airport (note 6).

(7)
On March 15, 2017 the company closed its tender offers to purchase a targeted aggregate principal amount of up to Cdn$250.0 of certain of its outstanding senior notes. Pursuant to those tender offers, the company purchased principal amounts of $8.7, $5.8 and $3.3 of its notes due in 2019, 2020 and 2021 for cash consideration of $9.7, $6.6 and $3.7 respectively.

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2017				2016
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	3,472.5	435.5	859.6	4,767.6	2,599.0	468.5	284.0	3,351.5
Net cash inflows (outflows) from issuances and repayments	(174.2)	67.5	425.6	318.9	832.3	—	515.2	1,347.5
Non-cash changes:
Acquisitions (note 23)	—	860.5	221.5	1,082.0	—	—	60.4	60.4
Loss on redemption	28.6	—	—	28.6	—	—	—	—
Foreign exchange effect and other	148.2	9.5	59.3	217.0	41.2	(33.0)	—	8.2
Balance – December 31	3,475.1	1,373.0	1,566.0	6,414.1	3,472.5	435.5	859.6	4,767.6

Principal repayments on borrowings are due as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
Holding company	144.2	—	213.3	815.7	359.2	1,959.6	3,492.0
Insurance and reinsurance companies	5.0	—	345.0	90.0	—	896.8	1,336.8
Non-insurance companies	855.9	187.8	131.4	242.5	49.4	101.1	1,568.1
Total	1,005.1	187.8	689.7	1,148.2	408.6	2,957.5	6,396.9

Credit Facility - Holding company
On December 21, 2017 the company increased its unsecured revolving credit facility with a syndicate of lenders to $2.0 billion from $1.0 billion and extended the expiry to December 21, 2021 from May 11, 2019. The credit facility contains certain financial covenants that require the company to maintain a ratio of consolidated debt to consolidated capitalization of not more than 0.35:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of not less than $9.5 billion. At December 31, 2017 there were no amounts drawn on the credit facility and the company was in compliance with its covenants (consolidated debt to consolidated capitalization ratio of 0.24:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of $13.8 billion).